EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectus and statement of additional information dated June 1, 2012 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 39 (“Amendment No. 39”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 39 was filed electronically with the Commission (Accession No. 0000940394-12-000641) on May 29, 2012:

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

EATON VANCE MUNICIPALS TRUST II

By:

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: June 1, 2012

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